Supplement to the

Fidelity® Balanced Fund (FBALX) and Fidelity® Puritan® Fund (FPURX)

Fidelity Balanced Fund is a Class of shares of Fidelity Balanced Fund and
Fidelity Puritan Fund is a Class of shares of Fidelity Puritan Fund

Funds of Fidelity Puritan Trust

Fidelity Export and Multinational Fund (FEXPX)

Fidelity Export and Multinational Fund is a Class of shares of Fidelity Export and Multinational Fund

A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2012

Brian Lempel has replaced Adam Hetnarski as co-manager of Fidelity Balanced Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 44.

Brian Lempel is a research analyst and is co-manager of Fidelity Balanced Fund. Research analysts who also manage sector funds are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of April 30, 2013, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the sector fund manager's bonus that is linked to the investment performance of Fidelity Balanced Fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the LipperSM Balanced Funds, and the pre-tax investment performance of the portion of the fund's assets managed by the sector fund manager measured against the S&P 500 Information Technology Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

RCOM8-2B-13-01  June 7, 2013
1.837695.116

The following table provides information relating to other accounts managed by Mr. Lempel as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,541	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,734	none	none

* Includes assets of Fidelity Balanced Fund managed by Mr. Lempel ($2,591 (in millions) assets managed).

As of April 30, 2013, the dollar range of shares of Fidelity Balanced Fund beneficially owned by Mr. Lempel was none.

Supplement to the

Fidelity® Balanced Fund Class K (FBAKX) and Fidelity® Puritan® Fund Class K (FPUKX)
Funds of Fidelity Puritan Trust
Fidelity Export and Multinational Fund Class K (FEXKX)
A Fund of Fidelity Summer Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2012

Brian Lempel has replaced Adam Hetnarski as co-manager of Fidelity Balanced Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 43.

Brian Lempel is a research analyst and is co-manager of Fidelity Balanced Fund. Research analysts who also manage sector funds are referred to as sector fund managers. The sector fund manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of April 30, 2013, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and if applicable, relocation plan benefits. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the sector fund manager's designated sector team. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the sector fund manager's bonus that is linked to the investment performance of Fidelity Balanced Fund is based on the pre-tax investment performance of the equity investments of the fund measured against the S&P 500 Index, the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the LipperSM Balanced Funds, and the pre-tax investment performance of the portion of the fund's assets managed by the sector fund manager measured against the S&P 500 Information Technology Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with the sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

K-COM8B-13-01  June 7, 2013
1.870397.111

The following table provides information relating to other accounts managed by Mr. Lempel as of April 30, 2013:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 9,541	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,734	none	none

* Includes assets of Fidelity Balanced Fund managed by Mr. Lempel ($2,591 (in millions) assets managed).

As of April 30, 2013, the dollar range of shares of Fidelity Balanced Fund beneficially owned by Mr. Lempel was none.